Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Schedule of basic and diluted net income (loss) per ordinary share

			For the
			Period from
			June 3, 2020
	For the Three	For the Six	(inception)
	Months Ended	Months Ended	through
	June 30,	June 30,	June 30,
	2021	2021	2020
Redeemable ordinary shares
Numerator:
Net gain from investments held in Trust Account	$6,235	$23,711	$—
Net income attributable to redeemable ordinary shares	$6,235	$23,711	$—
Denominator:
Weighted average shares outstanding of redeemable ordinary shares, basic and diluted	25,000,000	25,000,000	—
Basic and diluted net income per share, redeemable ordinary shares	$0.00	$0.00	$—
Founder shares
Numerator:
Net loss	$(3,153,845)	$(3,341,103)	$(10,220)
Less: Net income attributable to redeemable ordinary shares	(6,235)	(23,711)	—
Net loss attributable to Founder Shares	$(3,160,080)	$(3,364,814)	$(10,220)
Denominator:
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	6,750,000	6,750,000
Basic and diluted net loss per share, Founder Shares	$(0.47)	$(0.50)	$(0.00)